Business Acquisitions (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Jun. 10, 2021	Jun. 08, 2021	Apr. 21, 2020	Mar. 02, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnout liability					$ 1,694,885	$ 2,513,950	$ 1,630,681	$ 2,444,000
Change in fair value of earnout liabilities					$ (64,204)	$ (69,950)	(141,414)	(1,554,800)
Professional fees								636,440
Graphic Sciences, Inc. [Member]
Business Combination, Consideration Transferred				$ 3,906,253
Earnout liability				686,200			1,463,644
Change in fair value of earnout liabilities							123,377	1,554,800
Graphic Sciences, Inc. [Member] | Three Year Period [Member] | Seller [Member]
Earnout liability				833,000
Maximum payout				$ 2,500,000
Graphic Sciences, Inc. [Member] | First Annual Period [Member]
Business Combination, Consideration Transferred		$ 769,733
CEO Image Systems [Member[
Business Combination, Consideration Transferred			$ 128,832
Earnout liability			203,000				167,038
Change in fair value of earnout liabilities							$ 18,038	$ 0
Business Combination Contingent Consideration Liability Installment Payments			170,000
CEO Image Systems [Member[ | First Annual Period [Member]
Business Combination, Consideration Transferred	$ 185,000
CEO Image Systems [Member[ | Two Year Period [Member] | Seller [Member]
Earnout liability			185,000
Maximum payout			$ 370,000